Average Annual Total Returns - Vericimetry U.S. Small Cap Value Fund			12 Months Ended	60 Months Ended	120 Months Ended	168 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.59%	8.88%	9.27%	9.72%
Performance Inception Date		Dec. 27, 2011
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.15%	13.15%	14.29%	14.47%
Performance Inception Date		Dec. 27, 2011
Vericimetry U.S. Small Cap Value Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			10.77%	12.69%	9.67%	10.71%
Performance Inception Date		Dec. 27, 2011
Vericimetry U.S. Small Cap Value Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.25%	9.93%	7.92%	9.28%
Performance Inception Date		Dec. 27, 2011
Vericimetry U.S. Small Cap Value Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]		8.88%	9.68%	7.56%	8.72%
Performance Inception Date		Dec. 27, 2011

[1]	The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
[2]	The Fund commenced operations on December 27, 2011.
[3]	The Fund has changed its primary benchmark to the Russell 3000 Index to comply with regulatory requirements. Importantly, the Fund maintains its longstanding objective of delivering risk exposure to small-value companies that primarily reside within the Russell 2000 Value sub-index.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to non-taxable investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.